February 7, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re: Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust
	    Post-Effective Amendment No. 18 to the
	    Registration Statement on Form N-1A
	    (Securities Act File No.33-8058,
	    Investment Company Act File No. 811-4802)

Ladies and Gentlemen:

   Pursuant to Rule 497 (j) under the Securities Act of
1933, as amended (the "1933 Act"), Merrill Lynch
Intermediate Term fund of Merrill Lynch Municipal Series
Trust Fund(the "Fund")hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 18 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

   (2) the text of Post-Effective Amendment No. 18 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on February 3, 2000.

				 Very truly yours,

		     Merrill Lynch Municipal Intermediate
		     Term Fund of Merrill Lynch Municipal
		     Series Trust

			By:    /s/ William E. Zitelli
			     _________________________
				  William E. Zitelli
				      Secretary